Income Taxes Disclosure - Income Taxes from Continuing Operations (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent				4.10%	3.90%	3.90%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent				(1.10%)	(0.90%)	(0.80%)
Effective Income Tax Rate Reconciliation, Deduction, Qualified Production Activity, Percent				(3.60%)	(0.60%)	0.00%
Effective Income Tax Rate Reconciliation, Recognition of Outside Basis Difference, Percent				(1.10%)	(15.40%)	0.00%
Effective Income Tax Rate Reconciliation, ecoATM option payments, Percent				1.40%	0.70%	0.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent				0.00%	2.30%	0.00%
Effective Income Tax Rate Reconciliation, Acquisition of Business, Percent				0.00%	(9.30%)	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent				0.00%	(0.60%)	(0.50%)
Effective Income Tax Rate Reconciliation, Percent				34.70%	15.10%	37.60%
Effective Income Tax Rate Reconciliation, Recognition of Outside Basis Difference, Amount	$ 16.7
Effective Income Tax Rate Reconciliation, Acquisition of Business, Amount		24.3
Effective Income Tax Rate Reconciliation, Deduction, Other, Amount			17.8
Effective Income Tax Rate Reconciliation, Deduction, Other, Percent					22.40%
Undistributed Earnings of Foreign Subsidiaries				$ 18.8